EQUITY - Narrative (Details) ₪ / shares in Units, $ / shares in Units, $ in Thousands, ₪ in Millions					1 Months Ended				9 Months Ended			12 Months Ended
	Jan. 28, 2019 USD ($)	May 07, 2018 $ / shares	Nov. 05, 2015 ILS (₪) ₪ / shares shares	Nov. 05, 2015 USD ($) $ / shares shares	May 27, 2018 ILS (₪) ₪ / shares shares	May 27, 2018 USD ($) shares	Dec. 31, 2015 ILS (₪) ₪ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	[1]	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2016 USD ($)
Equity [Line Items]
Proceeds from issuing shares | $									$ 13,966	$ 5,209		$ 5,209	$ 998
Securities purchase agreement | 2018 Private Placement
Equity [Line Items]
Share issued price per share | ₪ / shares					₪ 0.947
Number of consecutive trading days					15 days	15 days
Proceeds from issuing shares					₪ 20.8	$ 6,000
Securities purchase agreement | Viola
Equity [Line Items]
Number of ordinary shares issued			66,876,907	66,876,907
Share issued price per share | (per share)			₪ 1.449	$ 0.38
Proceeds from issuing shares			₪ 96.9	$ 25,200
Number of warrants exercisable into ordinary shares			33,438,454	33,438,454
Pre-money valuation for warrants at expiry in event of public offering | $				$ 250,000
Maximum value for warrants at expiry in event of merger or sale | $				$ 250,000
Securities purchase agreement | Viola | Exercise price for first 21 months following issuance of warrants
Equity [Line Items]
Exercise price of warrants | (per share)			₪ 1.642									$ 0.44
Securities purchase agreement | Viola | Exercise price for remainder of term
Equity [Line Items]
Exercise price of warrants | (per share)			₪ 1.745									0.47
Securities purchase agreement | Viola | 2018 Private Placement
Equity [Line Items]
Number of ordinary shares issued					22,013,893	22,013,893
Percentage of issued and outstanding shares on post issuance basis					7.70%	7.70%
Share issued price per share | $ / shares		$ 0.27
Percentage of discount on average share price					7.00%	7.00%
Proceeds from issuing shares | ₪					₪ 5.2
Securities purchase agreement | Other shareholders | Rights offering
Equity [Line Items]
Number of ordinary shares issued							12,876,303	12,876,303
Share issued price per share | (per share)							₪ 1.449	$ 0.37
Proceeds from issuing shares							₪ 18.7	$ 4,700
Number of warrants exercisable into ordinary shares							6,438,152	6,438,152
Securities purchase agreement | Other shareholders | Rights offering | Exercise price for first 21 months following issuance of warrants
Equity [Line Items]
Exercise price of warrants | (per share)							₪ 1.642					0.44
Securities purchase agreement | Other shareholders | Rights offering | Exercise price for remainder of term
Equity [Line Items]
Exercise price of warrants | (per share)							₪ 1.745					$ 0.47
Securities purchase agreement | Medtronic | 2018 Private Placement
Equity [Line Items]
Proceeds from issuing shares | ₪					2.4
Securities purchase agreement | Dr. Giora Yaron | 2018 Private Placement
Equity [Line Items]
Proceeds from issuing shares | ₪					₪ 2.1
Subsequent Events | Securities purchase agreement
Equity [Line Items]
Proceeds from issuing shares | $	$ 14,700

[1]	* See Note 2c regarding initial application of IFRS 16, Leases. According to the transitional method that was chosen, comparative data was not restated.** Reclassified.